Expense Example {- Fidelity Emerging Markets Fund} - NF_10.31 Fidelity Emerging Markets Fund AMCIZ Pro-01 - Fidelity Emerging Markets Fund	Feb. 16, 2021 USD ($)
Fidelity Emerging Markets Fund: Class A
Expense Example:
1 year	$ 697
3 years	955
5 years	1,232
10 years	2,021
Fidelity Emerging Markets Fund: Class M
Expense Example:
1 year	502
3 years	822
5 years	1,165
10 years	2,131
Fidelity Emerging Markets Fund: Class C
Expense Example:
1 year	308
3 years	643
5 years	1,103
10 years	2,379
Fidelity Emerging Markets Fund: Class I
Expense Example:
1 year	106
3 years	331
5 years	574
10 years	1,271
Fidelity Emerging Markets Fund: Class Z
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	$ 990